Consolidated Statement Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income	$ 166,821	$ 122,653	$ 250,242
Add (deduct) adjustments to reconcile net income to net cash flows from operating activities
Depreciation, amortization and accretion	1,018,077	813,626	765,776
Bad debts expense	105,629	74,695	68,611
Stock-based compensation expense	30,338	41,871	36,837
Deferred income taxes, net	(67,150)	58,785	202,547
Equity in earnings of unconsolidated entities	(132,714)	(92,867)	(82,538)
Distributions from unconsolidated entities	127,929	84,884	92,231
Loss on impairment of assets		515
(Gain) loss on asset disposals, net	30,841	19,741	10,952
(Gain) loss on sale of business and other exit costs, net	(300,656)	21,061
(Gain) loss on license sales and exchanges	(255,479)		(11,762)
(Gain) loss on investments	(14,547)	3,718	(24,103)
Noncash interest expense	2,463	(572)	18,849
Other operating activities	612	1,393	1,067
Changes in assets and liabilities from operations
Accounts receivable	(294,320)	(81,107)	(95,426)
Inventory	(83,536)	(29,917)	(13,382)
Accounts payable	86,028	(12,332)	29,291
Customer deposits and deferred revenues	66,460	32,981	35,457
Accrued taxes	17,388	77,458	(27,871)
Accrued interest	380	(891)	3,351
Other assets and liabilities	(9,954)	(30,523)	(4,418)
Cash flows from operating activities	494,610	1,105,172	1,255,711
Cash flows from investing activities
Cash used for additions to property, plant and equipment	(883,797)	(995,517)	(971,759)
Cash paid for acquisitions and licenses	(314,570)	(163,382)	(105,508)
Cash received from divestitures	811,120	50,182
Cash paid for investments		(120,000)	(180,920)
Cash received for investments	115,000	243,444	393,246
Other investing activities	11,594	(12,796)	(1,148)
Cash flows from investing activities	(260,653)	(998,069)	(866,089)
Cash flows from financing activities
Repayment of short-term debt			(32,671)
Repayment of long-term debt	(1,581)	(2,566)	(614,639)
Issuance of long-term debt	37	195,358	643,700
TDS Common Shares and Special Common Shares reissued for benefit plans, net of tax payments	9,654	(1,119)	32
U.S. Cellular Common Shares reissued for benefit plans, net of tax payments	5,784	(2,205)	1,935
Repurchase of TDS Common and Special Common Shares	(9,692)	(20,026)	(21,500)
Repurchase of U.S. Cellular Common Shares	(18,544)	(20,045)	(62,294)
Dividends paid to TDS shareholders	(55,293)	(53,165)	(48,670)
U.S. Cellular dividends paid to noncontrolling public shareholders	(75,235)
Payment of debt issuance costs	(23)	(8,242)	(21,657)
Distributions to noncontrolling interests	(3,766)	(20,856)	(16,236)
Payments to acquire additional interest in subsidiaries	(4,505)	(3,167)
Other financing activities	8,740	6,136	3,970
Cash flows from financing activities	(144,424)	70,103	(168,030)
Net increase in cash and cash equivalents	89,533	177,206	221,592
Cash and cash equivalents
Beginning of period	740,481	563,275	341,683
End of period	$ 830,014	$ 740,481	$ 563,275